Commitments and Contingencies - Future Minimum Rental Commitments for Operating Leases (Details) - Starry, Inc [Member] $ in Thousands	Dec. 31, 2021 USD ($)
2022	$ 12,546
2023	10,619
2024	6,784
2025	4,338
2026	2,574
Thereafter	1,521
Total operating leases	$ 38,382